PIMCO ETF Trust

Supplement Dated April 4, 2012 to the

Actively-Managed Exchange-Traded Funds Prospectus (the “Prospectus”) and Statement of Additional

Information (“SAI”) (each dated October 31, 2011), each as supplemented from time to time

Disclosure Related to the PIMCO Total Return Exchange-Traded Fund (the “Fund”)

Effective immediately, all references in the Prospectus and SAI relating to the ticker symbol for the Fund are deleted and replaced with the following:

BOND

Investors Should Retain This Supplement for Future Reference

ETF_SUPP1_040412